Warrants - Fair Value Measurement Inputs (Details) - Private Warrants	Dec. 31, 2022 $ / shares	Sep. 29, 2022	Jul. 18, 2022 $ / shares
Class of Warrant or Right [Line Items]
Term (in years)	4 years 6 months 18 days	5 years	5 years
Stock price
Class of Warrant or Right [Line Items]
Stock price	$ 10.88		$ 10.13
Expected volatility
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.60		0.60
Risk-free rate
Class of Warrant or Right [Line Items]
Warrants, measurement input	0.041		0.031